UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, August 12, 2009


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$20,839

List of Other Included Managers:    NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      341     5666 SH       SOLE                     3866              1800
Altria Group Inc               COM              02209S103      327    19934 SH       SOLE                    16534              3400
BP-Amoco                       COM              055622104      270     5658 SH       SOLE                     2558              3100
Big Lots Inc                   COM              089302103      573    27250 SH       SOLE                    24750              2500
Chevron Corporation            COM              166764100      204     3079 SH       SOLE                     2575               504
Citigroup Inc                  COM              172967101       48    16207 SH       SOLE                    11570              4637
Erie Indemnity Co              COM              29530P102     2037    56954 SH       SOLE                     4546             52408
Exxon Mobil Corp               COM              30231G102      511     7309 SH       SOLE                     1459              5850
General Electric Co            COM              369604103      200    17064 SH       SOLE                    10764              6300
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Kraft Foods Inc Cl A           COM              50075N104      278    10985 SH       SOLE                     8818              2167
L-3 Communications Holdings    COM              502424104      295     4250 SH       SOLE                     3550               700
Lorillard Inc.                 COM              544147101      230     3400 SH       SOLE                     2700               700
McDonald's Corp.               COM              580135101      463     8059 SH       SOLE                     6970              1089
Philip Morris Int'l            COM              718172109      942    21594 SH       SOLE                    18194              3400
Procter & Gamble Co            COM              742718109      321     6280 SH       SOLE                     5880               400
Union Pacific Corp.            COM              907818108      260     5000 SH       SOLE                                       5000
CGM Focus Fd                   MF               125325506      974    38557 SH       SOLE                    37837               720
Dodge & Cox Stk Fd             MF               256219106      963    12483 SH       SOLE                    12280               203
ProShares Ultrashort S&P500 In MF               74347R883     1033    18675 SH       SOLE                    17075              1600
Vanguard Index 500             MF               922908108     1437    16960 SH       SOLE                    16049               911
Vanguard Morgan Growth         MF               921928107      278    22274 SH       SOLE                    15124              7150
Vanguard TTL Stock Mkt ETF     MF               922908769      352     7604 SH       SOLE                     5204              2400
Buffalo Science & Technology F MF               119530103     1068   104303 SH       SOLE                   102307              1995
Calamos Growth Fd              MF               128119302      230     6557 SH       SOLE                     6557
Janus MC Value Fd              MF               471023598     1131    68867 SH       SOLE                    68399               468
Rainier Small/Mid Growth Fd    MF               750869208      375    18025 SH       SOLE                    18025
iShares Russell MC Growth ETF  MF               464287481     1122    30794 SH       SOLE                    28538              2256
iShares Russell MC Value ETF   MF               464287473      870    30016 SH       SOLE                    29125               891
Heartland Value Plus Fd        MF               422352500      256    13325 SH       SOLE                    12936               389
Royce Value Fund               MF               780905733       91    11328 SH       SOLE                    10712               616
Scout SC Fd                    MF               81063U305      786    71545 SH       SOLE                    70593               952
iShares Russell 2000 Growth ET MF               464287648      210     3705 SH       SOLE                     3527               178
iShares Russell 2000 Value ETF MF               464287630      306     6582 SH       SOLE                     6416               166
Artio In'tl Equity Fd          MF               04315j407      232     9524 SH       SOLE                     9524
Scout Int'l Fd                 MF               81063U503     1825    78893 SH       SOLE                    77242              1651